Business Acquisition - Unaudited Pro forma Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ZMN Education, Beijing GEDU and Other 2017 Acquirees
Business Acquisition [Line Items]
pro forma net revenues			¥ 1,882,032	¥ 1,318,811
pro forma net (loss)			(511,354)	¥ (281,853)
Shandong Zengyu and Other 2018 Acquirees
Business Acquisition [Line Items]
pro forma net revenues		¥ 2,317,937	1,392,146
pro forma net (loss)		(824,909)	¥ (389,366)
Beijing Xiaoze, Xi'an Intest, Dalian Keyuan and Other 2019 Acquirees
Business Acquisition [Line Items]
pro forma net revenues	¥ 3,481,809	2,928,589
pro forma net (loss)	¥ (516,704)	¥ (836,874)